Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	$ 2,297,169	$ 1,548,639
Net cash flows
Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(101,365)	(109,112)
Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(505,407)	(522,892)
Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(194,816)	(51,797)
Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(367,026)	(372,315)
Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(592,860)	(55,332)
Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(59,876)	(60,474)
Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(218,456)	(289,856)
Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(270,412)	(294,962)
Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(81,451)	(93,745)
Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	101,365	109,112
Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	505,407	522,892
Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	194,816	51,797
Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	367,026	372,315
Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	592,860	55,332
Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	59,876	60,474
Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	218,456	289,856
Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	270,412	294,962
Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	81,451	93,745
Demand [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Net cash flows
Demand [Member] | Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Demand [Member] | Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	1,437	537
Net cash flows
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(378)	(64)
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	378	64
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Up to 1 month [Member] | Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 1 month and up to 3 months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	1,742	4,031
Net cash flows
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(3,172)	(841)
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(113)	(130)
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(1,138)	(1,220)
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	3,172	841
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	113	130
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	1,138	1,220
Over 1 month and up to 3 months [Member] | Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 3 months and up to 12 months [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	268,092	59,853
Net cash flows
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(1,533)	(1,626)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(92,127)	(15,897)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(3,172)	(841)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(106,877)	(958)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(14,520)	(1,814)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(59,876)	(427)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(1,740)	(39,208)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(4,487)	(4,794)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(2,366)	(2,646)
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	1,533	1,626
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	92,127	15,897
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	3,172	841
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	106,877	958
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	14,520	1,814
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	59,876	427
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	1,740	39,208
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	4,487	4,794
Over 3 months and up to 12 months [Member] | Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	2,366	2,646
Over 1 year and up to 3 years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	327,478	370,886
Net cash flows
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(45,839)	(3,252)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(92,999)	(105,828)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(12,689)	(3,366)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(139,270)	(249,008)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(29,039)	(3,629)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow		(60,047)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(3,705)	(4,249)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(11,254)	(12,024)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(4,732)	(5,292)
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	45,839	3,252
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	92,999	105,828
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	12,689	3,366
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	139,270	249,008
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	29,039	3,629
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows		60,047
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	3,705	4,249
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	11,254	12,024
Over 1 year and up to 3 years [Member] | Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	4,732	5,292
Over 3 years and up to 5 years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	309,408	144,432
Net cash flows
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(1,646)	(47,854)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(161,662)	(91,271)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(12,689)	(3,366)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(120,501)	(764)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(22,684)	(3,629)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(3,705)	(4,249)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(11,252)	(12,023)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(4,732)	(5,292)
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	1,646	47,854
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	161,662	91,271
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	12,689	3,366
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	120,501	764
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	22,684	3,629
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	3,705	4,249
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	11,252	12,023
Over 3 years and up to 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	4,732	5,292
Over 5 years [Member]
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	1,389,012	968,900
Net cash flows
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(52,347)	(56,380)
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(158,619)	(309,896)
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(163,094)	(43,383)
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow		(121,521)
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(526,617)	(46,260)
Over 5 years [Member] | Cash flow hedges [member] | Obligation USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(209,193)	(242,020)
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(242,281)	(264,901)
Over 5 years [Member] | Cash flow hedges [member] | Corporate Bond NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash outflow	(69,621)	(80,515)
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap EUR
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	52,347	56,380
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap HKD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	158,619	309,896
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap PEN
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	163,094	43,383
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap CHF
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows		121,521
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	526,617	46,260
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap USD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap JPY
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	209,193	242,020
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap AUD
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	242,281	264,901
Over 5 years [Member] | Cash flow hedges [member] | Cross Currency Swap NOK
Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of cash flows of borrowings from banks and bonds issued abroad [Line Items]
Cash inflows	$ 69,621	$ 80,515